Cash, cash equivalents, short-term investments and non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

(in thousands of euro)	June 30, 2026	December 31, 2025

Cash and cash equivalents	6,461	28,092
Short-term investments	4,435	6,218
Cash, cash equivalents and short-term investments	10,896	34,310
Non-current financial assets	10,480	10,455
Cash, cash equivalents and financial assets	21,376	44,765

Disclosure of reconciliation of changes in short-term investments and non-current financial assets
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2026 and June 30, 2025 are the following:

(in thousands of euro)	December 31, 2025	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2026
Short-term investments	6,218	137	(2,136)	82	—	134	4,435
Non-current financial assets	10,455	—	—	25	—	—	10,480
Total	16,673	137	(2,136)	107	—	134	14,915

(in thousands of euro)	December 31, 2024	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2025
Short-term investments	14,375	—	(7,035)	140	191	(1,347)	6,324
Non-current financial assets	10,281	—	—	109	—	—	10,390
Total	24,656	—	(7,035)	249	191	(1,347)	16,714
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.